Risk Management - Bank's sensitivity analysis on expected credit loss provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GDP growth rate | Increase by 1% point | Corporates [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators	₩ (68,140)	₩ (86,086)
GDP growth rate | Increase by 1% point | General retail [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators	(8,798)
GDP growth rate | Decrease by 1% point | Corporates [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators	74,495	96,177
GDP growth rate | Decrease by 1% point | General retail [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators	9,163
Cosumer Price Index Rate [Member] | Increase by 1% point | General retail [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators	(29,469)	(15,807)
Cosumer Price Index Rate [Member] | Decrease by 1% point | General retail [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators	34,352	₩ 17,119
Personal consumption expenditures price index rate | Increase by 1% point | Corporates [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Decrease in expected credit loss provisions due to reasonably possible decrease in macroeconomic indicators	(40,654)
Personal consumption expenditures price index rate | Decrease by 1% point | Corporates [Member]
Disclosure of sensitivity analysis for expected credit loss provisions [Line Items]
Increase in expected credit loss provisions due to increase in macroeconomic indicators	₩ 43,028